Distribution Date:	11/18/25	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16		David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	47,761,110.23	0.00	57,209.06	0.00	0.00	57,209.06	47,761,110.23	62.27%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	0.00	0.00	0.00	0.00	36,765,000.00	33.23%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	0.00	0.00	0.00	0.00	25,736,000.00	12.90%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	16,397,980.33	0.00	0.00	0.00	71,135.81	0.00	16,326,844.52	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.04%
LNC-3	61764PBE1	0.000000%	21,018,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.29%
LNC-4	61764PBG6	0.000000%	24,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	126,660,090.56	0.00	57,209.06	0.00	71,135.81	57,209.06	126,588,954.75

X-A	61764PBV3	4.668600%	1,121,332,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61764PAA0	4.668600%	71,692,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	61764PAC6	4.668600%	108,456,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.418600%	64,339,000.00	47,761,110.23	0.00	56,461.60	0.00	0.00	56,461.60	47,761,110.23
X-E	61764PAG7	1.418600%	36,765,000.00	36,765,000.00	0.00	43,462.36	0.00	0.00	43,462.36	36,765,000.00
X-F	61764PAJ1	1.418600%	25,736,000.00	25,736,000.00	0.00	30,424.24	0.00	0.00	30,424.24	25,736,000.00
X-G	61764PAL6	1.418600%	42,279,820.00	16,397,980.33	0.00	19,385.15	0.00	0.00	19,385.15	16,326,844.52
LNC-X	61764PBN1	0.000000%	51,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,521,780,820.00	126,660,090.56	0.00	149,733.35	0.00	0.00	149,733.35	126,588,954.75

Deal Distribution Total					0.00	206,942.41	0.00	71,135.81	206,942.41

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764PBT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764PBU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61764PBW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61764PBX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61764PBZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	61764PAN2	742.33529010	0.00000000	0.88918168	1.12130978	1.12130978	0.00000000	0.00000000	0.88918168	742.33529010
E	61764PAQ5	1,000.00000000	0.00000000	0.00000000	2.70833347	41.57845940	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	0.00000000	2.70833346	81.52393224	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764PAU6	387.84413770	0.00000000	0.00000000	1.05041128	100.76677148	0.00000000	1.68250030	0.00000000	386.16163740
LNC-1	61764PBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-2	61764PBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-3	61764PBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-4	61764PBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61764PAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	61764PAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	61764PAE2	742.33529010	0.00000000	0.87756415	0.00000000	0.00000000	0.00000000	0.00000000	0.87756415	742.33529010
X-E	61764PAG7	1,000.00000000	0.00000000	1.18216673	0.00000000	0.00000000	0.00000000	0.00000000	1.18216673	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	1.18216661	0.00000000	0.00000000	0.00000000	0.00000000	1.18216661	1,000.00000000
X-G	61764PAL6	387.84413770	0.00000000	0.45849651	0.00000000	0.00000000	0.00000000	0.00000000	0.45849651	386.16163740
LNC-X	61764PBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/25 - 10/30/25	30	0.00	56,461.60	0.00	56,461.60	0.00	0.00	0.00	56,461.60	0.00
X-E	10/01/25 - 10/30/25	30	0.00	43,462.36	0.00	43,462.36	0.00	0.00	0.00	43,462.36	0.00
X-F	10/01/25 - 10/30/25	30	0.00	30,424.24	0.00	30,424.24	0.00	0.00	0.00	30,424.24	0.00
X-G	10/01/25 - 10/30/25	30	0.00	19,385.15	0.00	19,385.15	0.00	0.00	0.00	19,385.15	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	10/01/25 - 10/30/25	30	0.00	129,353.01	0.00	129,353.01	72,143.95	0.00	0.00	57,209.06	72,143.95
E	10/01/25 - 10/30/25	30	1,429,060.19	99,571.88	0.00	99,571.88	99,571.88	0.00	0.00	0.00	1,528,632.06
F	10/01/25 - 10/30/25	30	2,028,398.25	69,701.67	0.00	69,701.67	69,701.67	0.00	0.00	0.00	2,098,099.92
G	10/01/25 - 10/30/25	30	4,215,989.76	44,411.20	0.00	44,411.20	44,411.20	0.00	0.00	0.00	4,260,400.96
LNC-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,673,448.20	492,771.11	0.00	492,771.11	285,828.70	0.00	0.00	206,942.41	7,959,276.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	N/A	91,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	N/A	71,692,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	N/A	108,456,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	206,942.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	494,548.07	Master Servicing Fee	317.77
Interest Reductions due to Nonrecoverability Determination	(338,610.09)	Certificate Administrator Fee	84.48
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	54.53
ARD Interest	0.00	Trust Advisor Fee	141.79
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	155,937.98	Total Fees	808.58

Principal		Expenses/Reimbursements
Scheduled Principal	71,135.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,322.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	71,135.81	Total Expenses/Reimbursements	19,322.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	206,942.41
Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	206,942.41
Total Funds Collected	227,073.79	Total Funds Distributed	227,073.80

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	126,660,090.56	126,660,090.56	Beginning Certificate Balance	126,660,090.56
(-) Scheduled Principal Collections	71,135.81	71,135.81	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	71,135.81
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	71,135.81
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	126,588,954.75	126,588,954.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	129,217,421.20	129,217,421.20	Ending Certificate Balance	126,588,954.75
Ending Actual Collateral Balance	129,146,285.39	129,146,285.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	4,178,392.58	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	4,178,392.58	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	1	5,044,807.50	3.99%	(14)	4.5000	1.504200	1.30 or less	4	110,352,456.65	87.17%	(6)	4.5008	0.612102
10,000,001 to 20,000,000	2	22,444,490.28	17.73%	(1)	4.5682	1.175360	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	25,639,658.75	20.25%	11	4.9200	1.186800	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	31,518,818.44	24.90%	(12)	4.2600	0.754300	1.51 to 1.60	2	16,236,498.10	12.83%	3	4.7606	1.503580
40,000,001 to 50,000,000	1	41,941,179.78	33.13%	(11)	4.4900	0.090300	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 to 2.90	0	0.00	0.00%	0	0.0000	0.000000
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	0	0.00	0.00%	0	0.0000	0.000000
							3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	25,639,658.75	20.25%	11	4.9200	1.186800
							Lodging	1	5,044,807.50	3.99%	(14)	4.5000	1.504200
Illinois	1	23,423,075.69	18.50%	(11)	4.4900	0.090300
							Multi-Family	2	42,771,618.12	33.79%	(12)	4.2600	0.779267
South Carolina	1	5,044,807.50	3.99%	(14)	4.5000	1.504200
							Retail	4	78,772,529.13	62.23%	(1)	4.6851	0.647953
Texas	3	61,289,722.21	48.42%	(12)	4.3295	0.571102
							Totals	7	126,588,954.75	100.00%	(5)	4.5341	0.726444
Virginia	1	11,191,690.60	8.84%	11	4.8780	1.503300

Totals	7	126,588,954.75	100.00%	(5)	4.5341	0.726444

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	4	89,757,605.40	70.90%	(12)	4.3810	0.498077	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	36,831,349.35	29.10%	11	4.9072	1.282973	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
	Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444	Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	126,588,954.75	100.00%	(5)	4.5341	0.726444	230 months or less	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444	Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	73,394,975.29	57.98%	(1)	4.6013	1.071145			No outstanding loans in this group
	13 to 24 months	2	53,193,979.46	42.02%	(11)	4.4413	0.250840
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	126,588,954.75	100.00%	(5)	4.5341	0.726444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
9	300801161	RT	Various	Various	Actual/360	4.490%	0.00	0.00	0.00	N/A	12/01/24	--	41,941,179.78	41,941,179.78	01/01/23
12	300801126	MF	Midland	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	31,518,818.44	31,518,818.44	05/01/23
14	1442581	RT	Reseda	CA	Actual/360	4.920%	108,836.05	49,417.00	0.00	N/A	10/01/26	--	25,689,075.75	25,639,658.75	11/01/25
25	1442582	RT	McLean	VA	Actual/360	4.878%	47,101.93	21,718.81	0.00	N/A	10/01/26	--	11,213,409.41	11,191,690.60	11/01/25
28	300801124	MF	Odessa	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	11,252,799.68	11,252,799.68	02/01/25
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	0.00	0.00	0.00	N/A	09/01/24	--	5,044,807.50	5,044,807.50	08/01/25
Totals							155,937.98	71,135.81	0.00				126,660,090.56	126,588,954.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
9	0.00	(313,123.77)	01/01/25	06/30/25	09/11/25	25,483,512.87	1,686,159.05	0.00	0.00	1,930,576.62	0.00
12	1,244,596.22	821,756.98	01/01/25	06/30/25	05/12/25	4,507,347.04	1,078,689.04	(393.55)	1,832,871.47	0.00	0.00
14	2,365,970.40	1,779,991.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,274,960.09	951,950.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,025,080.00	533,872.87	01/01/25	06/30/25	10/14/25	0.00	96,908.21	0.00	0.00	0.00	0.00
44	406,286.00	397,638.00	07/01/24	06/30/25	09/11/25	0.00	0.00	0.00	0.00	0.00	0.00
Totals	6,316,892.71	4,172,086.02				29,990,859.91	2,861,756.30	(393.55)	1,832,871.47	1,930,576.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	1	5,044,807.50	2	42,771,618.12	0	0.00	0	0.00	0	0.00	4.534083%	4.340528%	(5)
10/20/25	0	0.00	0	0.00	0	0.00	1	5,044,807.50	2	42,771,618.12	0	0.00	0	0.00	2	52,281,240.16	4.534292%	4.340838%	(4)
09/17/25	0	0.00	0	0.00	0	0.00	1	5,044,807.50	3	42,771,618.12	0	0.00	0	0.00	1	4,328,642.76	4.498002%	4.281173%	(5)
08/15/25	0	0.00	0	0.00	0	0.00	1	5,044,807.50	3	50,064,353.67	0	0.00	0	0.00	0	0.00	4.498183%	4.277851%	(5)
07/17/25	0	0.00	0	0.00	0	0.00	1	5,044,807.50	3	50,064,353.67	1	52,081,961.04	0	0.00	0	0.00	4.498286%	4.278009%	(4)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	3	50,064,353.67	0	0.00	0	0.00	1	4,656,476.20	4.498396%	4.278146%	(3)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	3	50,064,353.67	0	0.00	0	0.00	0	0.00	4.498295%	4.276090%	(2)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	50,064,353.67	0	0.00	0	0.00	2	7,518,243.03	4.498402%	4.276254%	(1)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	54,190,384.73	0	0.00	0	0.00	0	0.00	4.498570%	4.273590%	0
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	4	54,190,384.73	0	0.00	0	0.00	0	0.00	4.498684%	4.273769%	1
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	54,190,384.73	0	0.00	0	0.00	0	0.00	4.494268%	4.317530%	1
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	5	54,190,384.73	0	0.00	0	0.00	1	1,775,516.06	4.494338%	4.322722%	2
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	300801161	01/01/23	33	5	0.00	0.00	1,961,353.31	43,788,691.05	09/29/21	98
12	300801126	05/01/23	29	5	(393.55)	1,832,871.47	0.00	32,383,120.68	01/04/22	7			04/04/23
28	300801124	02/01/25	8	5	0.00	0.00	0.00	11,152,893.11	01/13/22	7			04/04/23
44	303031044	08/01/25	2	5	0.00	0.00	0.00	4,990,231.20	10/03/24	7		04/15/25
Totals					(393.55)	1,832,871.47	1,961,353.31	92,314,936.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		89,757,605	0	41,941,180		47,816,426
0 - 6 Months		0	0	0		0
7 - 12 Months		36,831,349	36,831,349	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	126,588,955	36,831,349	0	0	41,941,180	47,816,426
Oct-25	126,660,091	36,902,485	0	0	41,941,180	47,816,426
Sep-25	182,724,903	88,874,359	0	0	46,034,118	47,816,426
Aug-25	190,181,303	89,038,024	0	0	46,034,118	55,109,161
Jul-25	190,344,319	89,201,040	0	0	46,034,118	55,109,161
Jun-25	190,585,810	89,374,813	0	0	51,146,643	50,064,354
May-25	195,403,968	37,263,662	0	0	108,075,952	50,064,354
Apr-25	195,576,454	37,338,047	0	0	108,174,054	50,064,354
Mar-25	205,327,444	37,407,051	0	0	113,730,008	54,190,385
Feb-25	205,521,637	37,491,031	0	0	113,840,221	54,190,385
Jan-25	270,790,407	102,618,638	0	0	113,981,383	54,190,385
Dec-24	271,124,232	37,627,463	0	0	179,306,384	54,190,385
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	300801161	41,941,179.78	43,788,691.05	22,090,000.00	07/09/25	563,656.89	0.09030	12/31/23	12/01/24	228
12	300801126	31,518,818.44	32,383,120.68	35,000,000.00	03/27/25	768,056.98	0.75430	06/30/25	11/01/24	228
28	300801124	11,252,799.68	11,152,893.11	14,410,000.00	09/05/25	463,027.00	0.84920	12/31/23	11/01/24	228
44	303031044	5,044,807.50	4,990,231.20	5,400,000.00	07/22/25	356,185.00	1.50420	06/30/25	09/01/24	165
Totals		89,757,605.40	92,314,936.04	76,900,000.00		2,150,925.87

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	300801161	RT	Various	09/29/21	98

Loan transferred to special servicing in September 2021 for imminent non-monetary default and went into payment default beginning with the October 2021 payment. Upon transfer, the borrower indicated its willingness to transition the properties to the lend er. Agreed orders appointing Friedman Properties as receiver were entered on 1/26/2022 (IL) and 2/17/2022 (TX). Soil settling on the Yards has caused structural damage to the property and borrower incurred unpermitted debt, both which triggered recourse t o the guarantors. Special Servicer received Lender's approval and filed suit against the guarantors. Marketing and sale process are underway regarding the Yards property. Lender has also filed a lawsuit against the insurance company, who did not timely an swer to mortgagees insurance claims regarding earth movement. Special Servicer has approved a Guarantor settlement and is working to document an agreement. Special Servicer is has received approval to settle the outstanding insurance litigation. The Recei ver sales for both properties are expected to close in November.

12	300801126	MF	TX	01/04/22	7

358-unit multi-family project located in Midland, TX. The property is currently 91.1% occupied as of Q2 2025. The Property become REO in April 2023 via judicial foreclosure. The property continues to attract residents who work in oil and gas and maintains occupancy above 90%. Special Servicer continues to focus its efforts on new leasing and continuing to push occupancy prior to disposition. Special Servicer currently analyzing exit scenarios.

28	300801124	MF	TX	01/13/22	7

160-unit multi-family complex located in Midland, TX. The Property become REO in April 2023 via judicial foreclosure. The property is currently 87.5% occupied as of Q2 2025. Since foreclosure, Special Servicer has focused on renewing leases and signing ne w leases at market rates to push revenue. Special Servicer is selecting a brokerage for an expected disposition by Q2 2026.

44	303031044	LO	SC	10/03/24	7

A receivership consent motion and an order appointing a receiver was entered with Darlington County, SC on 4/17/2025. As of 8/28/2025 Servicer working with receiver to address deferred maintenance.As of 9/29/2025, property is scheduled for receivership s ale in Q4 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300801108	0.00	4.40000%	0.00	4.40000%	10	06/25/25	06/26/25	--
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	300801108	10/20/25	51,896,018.27	64,700,000.00	52,698,765.48	242,303.96	52,698,765.48	52,456,461.52	0.00	0.00	0.00	0.00	0.00%
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	550,562.90	6,131,710.44	45.42%
35	303031035	09/17/25	7,292,735.55	9,700,000.00	8,577,592.83	4,248,950.07	8,577,592.83	4,328,642.76	2,964,092.79	0.00	0.00	2,964,092.79	29.94%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	228,986.20	3,129,693.75	42.87%
47	303031047	04/17/25	5,464,599.72	13,300,000.00	5,620,450.37	129,533.46	5,620,450.37	5,490,916.91	0.00	0.00	0.00	0.00	0.00%
54	303031054	06/17/25	4,656,476.20	6,800,000.00	5,366,895.83	345,096.64	5,366,895.83	5,021,799.19	0.00	0.00	0.00	0.00	0.00%
55	303031055	04/17/25	4,126,031.06	6,200,000.00	5,470,408.46	3,416,765.15	5,470,408.46	2,053,643.31	2,072,387.75	0.00	0.00	2,072,387.75	37.67%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	152,072.63	1,366,129.60	25.65%
59	303031059	10/20/25	4,092,938.58	1,600,000.00	1,254,068.63	769,003.79	1,254,068.63	485,064.84	3,607,873.74	0.00	0.00	3,607,873.74	76.76%
60	300801109	12/17/24	3,425,093.40	575,000.00	1,928,962.18	141,154.17	1,928,962.18	1,787,808.01	1,637,285.39	0.00	0.00	1,637,285.39	35.98%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			110,795,630.05	141,225,000.00	101,883,951.29	11,977,033.00	101,883,951.29	89,906,918.29	21,840,795.19	0.00	931,621.73	20,909,173.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/25	71,135.81	(107,157.86)	0.00	0.00	0.00	71,135.81	0.00	0.00	88,978.12
		10/20/25	0.00	(87,662.95)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(90,732.44)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	14,061.27	(90,385.97)	0.00	0.00	0.00	14,061.27	0.00	0.00
		07/17/25	0.00	(87,146.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(89,683.54)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(86,469.96)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(56,881.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	3,781.04	(54,335.02)	0.00	0.00	0.00	3,781.04	0.00	0.00
		02/18/25	0.00	(55,204.41)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(54,997.08)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(47,506.58)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(49,046.66)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(45,541.50)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(46,806.64)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(45,258.02)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(43,676.84)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(45,005.37)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(43,429.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(44,707.32)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(43,647.93)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(43,482.80)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(44,759.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(43,155.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(44,422.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(42,830.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(44,088.15)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(43,919.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(42,344.69)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(43,588.56)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/23	0.00	(42,586.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(43,837.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(45,127.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(44,951.63)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(44,785.01)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(44,618.91)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(44,283.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(45,584.35)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(45,409.95)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(43,782.24)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(45,068.59)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(43,453.15)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(44,729.88)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
7	300801108	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	03/17/23	0.00	0.00	6,131,710.44	0.00	0.00	(550,562.90)	0.00	0.00	6,131,710.44
		01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	303031035	09/17/25	0.00	0.00	2,964,092.79	0.00	0.00	2,964,092.79	0.00	(3,100,536.85)	(136,444.06)
43	303031043	03/17/23	0.00	0.00	3,129,693.75	0.00	0.00	(228,986.20)	0.00	0.00	3,129,693.75
		03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00
47	303031047	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	303031054	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	303031055	04/17/25	0.00	0.00	2,072,387.75	0.00	0.00	2,072,387.75	0.00	(620,185.98)	1,452,201.77
57	303031057	06/17/25	0.00	0.00	1,366,129.60	0.00	0.00	912.00	0.00	0.00	1,366,129.60
		12/17/24	0.00	0.00	1,365,217.60	0.00	0.00	(80.00)	0.00	0.00
		05/17/24	0.00	0.00	1,365,297.60	0.00	0.00	260.59	0.00	0.00
		05/17/23	0.00	0.00	1,365,037.01	0.00	0.00	(153,165.22)	0.00	0.00
		10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00
59	303031059	10/20/25	0.00	0.00	3,607,873.74	0.00	0.00	3,607,873.74	0.00	0.00	3,607,873.74
60	300801109	12/17/24	0.00	0.00	1,637,285.39	0.00	0.00	1,637,285.39	0.00	0.00	1,637,285.39
Current Period Totals			71,135.81	(107,157.86)	0.00	0.00	0.00	71,135.81	0.00	0.00	71,135.81
Cumulative Totals			88,978.12	(2,563,058.88)	20,909,173.46	0.00	0.00	20,998,151.58	0.00	(3,720,722.83)	17,277,428.75

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	9,029.00	0.00	0.00	0.00	0.00	162,160.91	0.00	0.00	0.00	0.00
12	0.00	0.00	6,785.30	0.00	0.00	0.00	0.00	115,621.53	0.00	0.00	0.00	0.00
28	0.00	0.00	2,422.48	0.00	0.00	0.00	0.00	41,279.02	0.00	0.00	0.00	0.00
44	0.00	0.00	1,086.03	0.00	0.00	0.00	0.00	19,548.63	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,322.81	0.00	0.00	0.00	0.00	338,610.09	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		357,932.90

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29